Income tax receivables and payables	12 Months Ended
Dec. 31, 2023
Income tax receivables and payables
Income tax receivables and payables

10 Income tax receivables and payables

(€ million)	December 31, 2023				December 31, 2022
	Receivables		Payables		Receivables		Payables
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Income taxes	460	142	1,685	38	317	114	2,108	253

Income taxes are described in note 33 — Income taxes.

Current income tax payables include a portion of €455 million relating to the one-off Solidarity Contribution for 2023, enacted by Budget Law 2023, the payment of which was deferred to 2024 as a result of regulatory provisions.

Non-current income tax payables include the likely outcome of pending litigation with tax authorities in relation to uncertain tax matters relating to foreign subsidiaries of the Exploration & Production segment for €33 million (€206 million at December 31, 2022).